Insurance (Obligations Under Funding Agreements - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 1,400	$ 13,000	$ 12,200
Funding agreements repaid to certain SPEs	3,400	14,400	$ 13,900
Outstanding funding agreements to certain SPEs	$ 127	$ 2,200